Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income	¥ 1,151,753	¥ 939,899	¥ 579,077
Total income	61,834,907	52,045,724	47,833,768
Total expenses
General and administrative expense	3,559,323	2,975,544	2,853,049
Credit impairment losses	6,643,727	3,035,188	1,862,745
Finance costs	(995,515)	(2,865,654)	(1,519,907)
Other gains/(losses) - net	(499,379)	(384,270)	(325,114)
Total expenses	38,434,729	34,136,219	28,399,927
Income before income tax expenses	23,400,178	17,909,505	19,433,841
Less: Income tax expenses	(6,691,118)	(5,633,265)	(6,116,697)
other comprehensive income/(loss)	16,709,060	12,276,240	13,317,144
Net profit attributable to:
Owners of the Company	16,804,380	12,354,114	13,332,431
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	28,282	614,651	(176,833)
Total comprehensive income for the year	16,737,342	12,890,891	13,140,311
Total comprehensive income attributable to:
Owners of the Company	16,832,782	12,968,513	13,155,598
Parent [member]
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income	60,006	113,793	183,099
Income from subsidiaries and VIEs	18,035,463	15,149,508	14,665,234
Total income	18,095,469	15,263,301	14,848,333
Total expenses
General and administrative expense	(113,056)	(91,233)	(21,960)
Credit impairment losses	2,210	(6,314)	(3,663)
Finance costs	(1,380,292)	(2,901,518)	(1,469,465)
Other gains/(losses) - net	202,562	89,878	(20,814)
Total expenses	(1,288,576)	(2,909,187)	(1,515,902)
Income before income tax expenses	16,806,893	12,354,114	13,332,431
Less: Income tax expenses	(2,513)	0	0
other comprehensive income/(loss)	16,804,380	12,354,114	13,332,431
Net profit attributable to:
Owners of the Company	16,804,380	12,354,114	13,332,431
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	28,402	614,399	(176,833)
Total comprehensive income for the year	16,832,782	12,968,513	13,155,598
Total comprehensive income attributable to:
Owners of the Company	¥ 16,832,782	¥ 12,968,513	¥ 13,155,598